Debt - Schedule of Long-term Debt Instruments (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Principal Outstanding	$ 2,658,023		$ 2,794,108
Term Loan Facility (USD) [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Effective Interest Rate	7.20%
Principal Outstanding	$ 989,847	€ 989,847
Term Loan Facility (USD) [Member] | USD | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate (1)	USD LIBOR + 2.75% (0.5% floor)
Facility maturity date	--06-28
Term Loan Facility (EUR) [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Effective Interest Rate	6.40%
Principal Outstanding	$ 750,334	701,000
Term Loan Facility (EUR) [Member] | EUR | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate (1)	EURIBOR + 3.00% (0% floor)
Facility maturity date	--06-28
Secured Loan Notes (EUR) [Member] | Facility maturity date June 29
Debt Instrument [Line Items]
Effective Interest Rate	3.20%
Principal Outstanding	$ 451,016	421,362
Secured Loan Notes (EUR) [Member] | EUR | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate (1)	3.00%
Facility maturity date	--06-29
Secured Loan Notes (USD) [Member] | Facility maturity date June 29
Debt Instrument [Line Items]
Effective Interest Rate	4.20%
Principal Outstanding	$ 370,418	370,418
Secured Loan Notes (USD) [Member] | USD | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate (1)	4.00%
Facility maturity date	--06-29
Revolving Credit Facility (USD) [Member] | Facility maturity date December 27
Debt Instrument [Line Items]
Principal Outstanding
Revolving Credit Facility (USD) [Member] | USD | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate (1)	BASE + 2.25% (0% floor)
Facility maturity date	--12-27
Revolving Credit Facility (EUR) [Member] | Facility maturity date December 27
Debt Instrument [Line Items]
Effective Interest Rate	4.20%
Principal Outstanding	$ 21,408	20,000
Revolving Credit Facility (EUR) [Member] | EUR | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate (1)	BASE + 2.25% (0% floor)
Facility maturity date	--12-27
Line of Credit [Member] | Facility maturity date June 25
Debt Instrument [Line Items]
Effective Interest Rate	7.10%
Principal Outstanding	$ 75,000	€ 75,000
Line of Credit [Member] | USD | Facility maturity date June 25
Debt Instrument [Line Items]
Interest rate (1)	Term SOFR (5) + 2.70%
Facility maturity date	--06-25